PTA COMPREHENSIVE ALTERNATIVES FUND

 (a series of Northern Lights Fund Trust)

Class I shares	BPFIX
Class A shares	BPFAX
Class C shares	BPFCX

Supplement dated June 28, 2012
to the Prospectus dated November 1, 2011

_____________________________________

Effective April 9, 2012 the Adviser has engaged SSI Investment Management, Inc. to serve as sub-adviser to the Fund.  Effective May 31, 2012, the Adviser has engaged Coe Capital Management, LLC to serve as sub-adviser to the Fund.  The Adviser, on behalf of itself and on behalf of the Fund it advises or may advise in the future, has received an order from the Securities and Exchange Commission that allows the Adviser to hire a new sub-adviser or sub-advisers without shareholder approval.  The order eliminates the need for a shareholders meeting and vote to approve sub-advisers.  Shareholders will be notified if and when a new sub-adviser is employed by the Adviser.

The following is to be included under the relevant headings throughout the Prospectus.

SUB-ADVISER:  Coe Capital Management, LLC

SUB-ADVISER:  Coe Capital Management, LLC, 9 Parkway North, Suite 325, Deerfield, IL 60015, serves as sub-adviser to the Fund,  subject to the authority of the Northern Lights Fund Trust Board of Trustees and oversight by the Adviser. The sub-adviser is responsible for managing a portion of the Fund’s assets utilizing a long/short equity strategy which is of the multiple alternative strategies which it employs. The sub-adviser manages the Fund in accordance with its investment objective, policies and restrictions.  Pursuant to a sub-advisory agreement between the Adviser and sub-adviser, the sub-adviser is entitled to receive an annual sub-advisory fee based upon the portion of the Fund's average daily net assets which it manages.  The sub-adviser is paid by the Adviser, not the Fund.

SUB-ADVISER:  SSI Investment Management, Inc.

SUB-ADVISER:  SSI Investment Management, Inc., 9440 Santa Monica Blvd, 8th Floor, Beverly Hills, CA 90210, serves as sub-adviser to the Fund, subject to the authority of Northern Lights Fund Trust Board of Trustees and oversight by the Adviser. The sub-adviser manages a portion of the Fund’s assets utilizing a convertible arbitrage strategy, which is one of the Fund’s multiple alternative strategies which it employs. The sub-adviser manages the Fund in accordance with its investment objective, policies and restrictions. Pursuant to a sub-advisory agreement between the Adviser and sub-adviser, the sub-Adviser is entitled to receive an annual sub-advisory fee based upon the portion of the Fund's average daily net assets which it manages.  The sub-adviser is paid by the Adviser, not the Fund.

SUB-ADVISERS’ PORTFOLIO MANAGERS:

SSI Investment Management

George M. Douglas

Mr. Douglas is the lead portfolio manager of SSI’s hedged convertible strategies, oversees SSI’s qualitative and quantitative research process and has 34 years of portfolio management experience.  Mr. Douglas has been with SSI for 17 years. Prior to joining SSI he was Director of Quantitative Equity Investments at CS First Boston Asset Management. Mr. Douglas obtained an MBA in Finance, MS in Statistics and BS in Mathematics from the University of Wisconsin.

SSI Investment Management

Alex Volz

Mr. Volz is a portfolio manager for SSI’s convertible arbitrage opportunity and is responsible for analyzing convertible arbitrage opportunities and trading. Mr. Volz has over 15 years of industry experience and has worked for SSI for the past nine years. Prior to joining SSI, Mr. Volz was a Junior Partner at Southern Trading Partners in Atlanta, Georgia. Mr. Volz earned a Bachelor’s of Science degree in Economics from Vanderbilt University.

Coe Capital Management

Mark D. Coe

Managing Member, Portfolio Manager, Coe Capital Management, LLC (Illinois)

Prior to founding Coe Capital Management in 1999, Mr. Coe spent five years as a Senior Vice President and Senior Portfolio Manager at Kent Associates/PaineWebber.  In this role, he provided investment advisory and research services to both individual and institutional clients.  During this time he also served as co-portfolio manager of Newbrook Partners, LP, a long/short domestic equity hedge fund.  Prior to Kent Associates, Mr. Coe worked for seven years as a Research Analyst and Portfolio Manager at Gofen and Glossberg, Inc.  Before obtaining his MBA, Mr. Coe held his CPA designation as a Senior Accountant.

Mr. Coe obtained a Masters in Business Administration in Finance and Economics at the J. L. Kellogg Graduate School of Management at Northwestern University in 1987.  He obtained a Bachelors of Science in Accountancy from the University of Illinois in 1984.  Mr. Coe was awarded the Bronze Tablet and University Honors, the highest recognition for academic excellence awarded by the University.  Mr. Coe holds Chartered Financial Analyst, and Chartered Investment Counselor designations.

_________________________

This Supplement, and the Prospectus and Statement of Additional Information both dated November 1 2011, as updated June 28, 2012, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information both dated November 1, 2011, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-888-899-2726.

PTA COMPREHENSIVE ALTERNATIVES FUND

 (a series of Northern Lights Fund Trust)

Class I shares	BPFIX
Class A shares	BPFAX
Class C shares	BPFCX

Supplement dated June 28, 2012
to the Statement of Additional Information dated November 1, 2011

_____________________________________

Effective April 9, 2012, the Adviser has engaged, SSI Investment Management, Inc. to serve as sub-adviser to the Fund. Effective May 31, 2012, the Advisor has engaged Coe Capital Management, LLC to serve as sub-adviser to the Fund. The following is to be included under the relevant headings throughout the Statement of Additional Information.

Coe Capital Management, LLC, 9 Parkway North, Suite 325, Deerfield, IL 60015, serves as sub-adviser to the Fund, subject to the authority of Northern Lights Fund Trust’s Board of Trustees and oversight by the Adviser.  The sub-adviser manages a portion of the Fund’s assets, utilizing a long/short equity strategy which is one of the Fund’s multiple alternative strategies which it employs. The sub-adviser manages the Fund in accordance with its investment objective, policies, and restrictions.  Pursuant to a sub-advisory agreement between the adviser and sub-adviser, the sub-adviser is entitled to receive an annual sub-advisory fee based upon the portion of the Fund's average daily net assets which it manages.  The sub-adviser is paid by the Adviser, not the Fund.

SSI Investment Management, Inc., 9440 Santa Monica Blvd, 8th Floor, Beverly Hills, CA 90210, serves as sub-adviser to the Fund, subject to the authority of Northern Lights Fund Trust’s Board of Trustees and oversight by the Adviser.  The sub-adviser manages a portion of the Fund’s assets utilizing a convertible arbitrage strategy which is one of the Fund's multiple alternative strategies which it employs.  The sub-adviser manages the Fund in accordance with its investment objective, policies and restrictions. Pursuant to a sub-advisory agreement between the adviser and sub-adviser, the sub-adviser is entitled to receive an annual sub-advisory fee based upon the portion of the Fund's average daily net assets which it manages.  The sub-adviser is paid by the Adviser, not the Fund.

PORTFOLIO MANAGERS

The sub-advisers portfolio managers are Mark D. Coe, George M. Douglas and Alex Volz.

As of March 31, 2012, George M. Douglas and Alex Volz of SSI Investment Management were each responsible for the portfolio management of the following types of accounts in addition to the Fund:

Sub-Adviser Portfolio Managers

George M. Douglas (Data as of March 31, 2012)
Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	2	$245	0	0
Other Pooled Investment Vehicles	3	$184	1	$4
Other Accounts	3	$171	1	$31

Alex Volz (Data as of March 31, 2012)
Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	2	$245	0	0
Other Pooled Investment Vehicles	3	$184	1	$4
Other Accounts	3	$171	1	$31

As of May 31, 2012, Mark Coe of Coe Capital was responsible for the portfolio management of the following types of accounts in addition to the Fund:

Mark D. Coe Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	6	$73	0	0
Other Pooled Investment Vehicles	5	$204	5	$204
Other Accounts	218	$100	0	0

Compensation.

Coe Capital Management

Coe Capital’s portfolio manager is responsible for managing multiple types of accounts that may, or may not, invest in securities in which the Fund may invest or pursue a strategy similar to the Fund.  The portfolio manager is responsible for managing the portion of the assets of the Fund and may also manage other registered investment companies, in a sub-advisory capacity or for Coe Capital, unregistered funds and/or other pooled investment vehicles, separate accounts, and model portfolios.

The portfolio manager is compensated through management fees (including performance fee) of the accounts managed by Coe Capital. Total compensation is generally not fixed, but rather is based on the AUM and performance of the accounts Mr. Coe manages. As the portfolio manager is the managing member of Coe Capital, his compensation is impacted by, and additional consideration by received depending upon, net results of the revenues and expenses of the firm.

SSI Investment Management

SSI’s portfolio managers are responsible for managing multiple types of accounts that may, or may not, invest in securities in which the Fund may invest or pursue a strategy similar to the Fund.  The portfolio managers are responsible for managing the portion of the assets of the Fund and may also manage other registered investment companies, in a sub-advisory capacity or for SSI, unregistered funds and/or other pooled investment vehicles, separate accounts, and model portfolios.

SSI’s Investment professionals are compensated through a combination of base salary, an annual performance-based bonus, and stock options. The performance-based bonus is based on the investment professional’s individual contribution to the product’s performance and success of the firm.

This Supplement, and the Prospectus and Statement of Additional Information both dated November 1, 2011, as updated June 28, 2012, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information both dated November 1, 2011, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-888-899-2726.